EQUITY - Common Shares (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Common stock, par value (in dollars per share)	$ 0
Common stock, shares issued	245,435,804	243,301,195
Common shares held in trust	433,947	416,881